Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019	[1]	$ 28,000	$ 14,034	$ 2,003,569	$ 31,357,494	$ (1,734,988)	$ 31,668,109
Beginning balance, shares at Dec. 31, 2019	[1]	28,000,000
Net income					8,930,378		8,930,378
Foreign currency translation adjustment						2,692,896	2,692,896
Share-based compensation		$ 104	1,064,254				1,064,358
Share-based compensation, shares		103,610
Recapitalization -10/9/2020		$ 3,396	(5,355)				(1,959)
Recapitalization -10/9/2020, shares		3,396,394
Fraction shares issued due to stock split		$ 1	(1)
Fraction shares issued due to stock split, shares		689
Appropriation to statutory reserve				1,058,590	(1,058,590)
Ending balance, value at Dec. 31, 2020		$ 31,501	1,072,932	3,062,159	39,229,282	957,908	44,353,782
Ending balance, shares at Dec. 31, 2020		31,500,693
Net income					16,703,824		16,703,824
Foreign currency translation adjustment						671,786	671,786
Share-based compensation		$ 311	3,148,795				3,149,106
Share-based compensation, shares		310,830
Ending balance, value at Sep. 30, 2021		$ 31,812	4,221,727	3,062,159	55,933,106	1,629,694	64,878,498
Ending balance, shares at Sep. 30, 2021		31,811,523
Beginning balance, value at Dec. 31, 2020		$ 31,501	1,072,932	3,062,159	39,229,282	957,908	44,353,782
Beginning balance, shares at Dec. 31, 2020		31,500,693
Net income					17,385,966		17,385,966
Foreign currency translation adjustment						1,307,260	1,307,260
Share-based compensation		$ 311	3,148,795				3,149,106
Share-based compensation, shares		310,830
Appropriation to statutory reserve				2,005,084	(2,005,084)
Warrants issued to third parties in conjunction with debt issuance			(1,888,106)				(1,888,106)
Ending balance, value at Dec. 31, 2021		$ 31,812	2,333,621	5,067,243	54,610,164	2,265,168	64,308,008
Ending balance, shares at Dec. 31, 2021		31,811,523
Beginning balance, value at Jun. 30, 2021		$ 31,812	4,221,727	3,062,159	52,657,631	1,490,488	61,463,817
Beginning balance, shares at Jun. 30, 2021		31,811,523
Net income					3,275,475		3,275,475
Foreign currency translation adjustment						139,206	139,206
Ending balance, value at Sep. 30, 2021		$ 31,812	4,221,727	3,062,159	55,933,106	1,629,694	64,878,498
Ending balance, shares at Sep. 30, 2021		31,811,523
Beginning balance, value at Dec. 31, 2021		$ 31,812	2,333,621	5,067,243	54,610,164	2,265,168	64,308,008
Beginning balance, shares at Dec. 31, 2021		31,811,523
Shares issued cashless for warrants		$ 1,534	(1,534)
Shares issued cashless for warrants, shares		1,534,018
Net income					8,782,742		8,782,742
Foreign currency translation adjustment						(7,597,937)	(7,597,937)
Ending balance, value at Sep. 30, 2022		$ 33,346	2,332,087	5,067,243	63,392,906	(5,332,769)	65,492,813
Ending balance, shares at Sep. 30, 2022		33,345.541
Beginning balance, value at Jun. 30, 2022		$ 32,040	2,333,393	5,067,243	60,103,382	(1,137,416)	66,398,642
Beginning balance, shares at Jun. 30, 2022		32,039,035
Shares issued cashless for warrants		$ 1,306	(1,306)
Shares issued cashless for warrants, shares		1,306,506
Net income					3,289,524		3,289,524
Foreign currency translation adjustment						(4,195,353)	(4,195,353)
Ending balance, value at Sep. 30, 2022		$ 33,346	$ 2,332,087	$ 5,067,243	$ 63,392,906	$ (5,332,769)	$ 65,492,813
Ending balance, shares at Sep. 30, 2022		33,345.541

[1]	Retrospectively restated for effect of recapitalization, see Note 1